Net premiums earned - Summary of insurance premium revenue explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	S/ 625,932	S/ 702,517	S/ 798,540
Adjustment of technical reserves	(100,791)	(268,714)	(362,246)
Gross premiums	525,141	433,803	436,294
Premiums ceded to reinsurers	(10,160)	(13,170)	(116,715)
Net premiums earned	514,981	420,633	319,579
Life insurance contracts [member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	534,840	600,115	701,619
Adjustment of technical reserves	(103,721)	(266,497)	(358,214)
Gross premiums	431,119	333,618	343,405
Premiums ceded to reinsurers	(10,009)	(13,044)	(115,206)
Net premiums earned	421,110	320,574	228,199
Life insurance contracts [member] | Annuities [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	248,025	315,519	300,760
Adjustment of technical reserves	(56,021)	(196,193)	(274,539)
Gross premiums	192,004	119,326	26,221
Net premiums earned	192,004	119,326	26,221
Life insurance contracts [member] | Group Life [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	138,360	136,502	110,049
Adjustment of technical reserves	281	(62)	1,351
Gross premiums	138,641	136,440	111,400
Premiums ceded to reinsurers	(4,890)	(5,463)	(4,232)
Net premiums earned	133,751	130,977	107,168
Life insurance contracts [member] | Individual Life [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	139,105	135,810	130,419
Adjustment of technical reserves	(61,978)	(82,343)	(40,861)
Gross premiums	77,127	53,467	89,558
Premiums ceded to reinsurers	(4,592)	(4,430)	(3,678)
Net premiums earned	72,535	49,037	85,880
Life insurance contracts [member] | Retirement Disability And Survival [Member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	9,347	12,282	160,388
Adjustment of technical reserves	11,912	15,523	(42,603)
Gross premiums	21,259	27,805	117,785
Premiums ceded to reinsurers	(527)	(3,151)	(107,296)
Net premiums earned	20,732	24,654	10,489
Life insurance contracts [member] | Others [member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	3	2	3
Adjustment of technical reserves	2,085	(3,422)	(1,562)
Gross premiums	2,088	(3,420)	(1,559)
Net premiums earned	2,088	(3,420)	(1,559)
Non-life insurance contracts [member]
Disclosure Of Insurance Premium Revenue [Line Items]
Premiums assumed	91,092	102,402	96,921
Adjustment of technical reserves	2,930	(2,217)	(4,032)
Gross premiums	94,022	100,185	92,889
Premiums ceded to reinsurers	(151)	(126)	(1,509)
Net premiums earned	S/ 93,871	S/ 100,059	S/ 91,380